Document and Entity Information	Apr. 12, 2023
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 12, 2023
Entity Registrant Name	SYNOPSYS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-19807
Entity Tax Identification Number	56-1546236
Entity Address, Address Line One	675 Almanor Ave.
Entity Address, City or Town	Sunnyvale, California
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	650
Local Phone Number	584-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	SNPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This current report on Form 8-K/A (this “Amendment”) amends the current report on Form 8-K filed by Synopsys, Inc. (the “Company”) with the Securities and Exchange Commission on April 14, 2023 (the “Original 8-K”). The purpose of this Amendment is to update the disclosure under “Item 5.07 Submission of Matters to a Vote of Security Holders” of the Original 8-K to provide information regarding the Company’s determination on the frequency of future stockholder advisory votes on the compensation of the Company’s named executive officers. No other changes are being made to the Original 8-K.
Entity Central Index Key	0000883241
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	690 East Middlefield Road
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043